UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09521

MANAGERS AMG FUNDS

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

Managers Investment Group LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: FEBRUARY 28, 2010 (3rd Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

Essex Small/Micro Cap Growth Fund

February 28, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Common Stocks - 100.0%
Consumer Discretionary - 15.9%
Alpha Pro Tech, Ltd.*	209,014	[2]	$704,377
American Public Education, Inc.*	43,854		1,897,124
Cinemark Holdings, Inc.	134,201		2,161,978
Corinthian Colleges, Inc.*	122,863		1,992,838
Dolan Media Co.*	106,730		1,112,127
Exide Technologies, Inc.*	233,887		1,344,850
Helen of Troy, Ltd.*	111,079		2,684,779
Modine Manufacturing Co.*	151,001		1,419,409
NutriSystem, Inc.	73,548	[2]	1,423,154
Outdoor Channel Holdings, Inc.*	60,308		344,359
PEP Boys-Manny, Moe & Jack, Inc.	148,902		1,414,569
Steven Madden, Ltd.*	85,581		3,595,258
ULTA Salon, Cosmetics & Fragrance, Inc.*	94,183		1,726,374
Westport Innovations, Inc.*	152,327		2,112,776
Wonder Auto Technology, Inc.*	260,969		2,586,203
Total Consumer Discretionary			26,520,175
Consumer Staples - 0.6%
Darling International, Inc.*	124,739		1,005,396
Energy - 1.9%
GMX Resources, Inc.*	107,008		984,474
Swift Energy Co.*	72,284		2,153,340
Total Energy			3,137,814
Financials - 1.8%
Cardtronics, Inc.*	155,989		1,541,171
PMA Capital Corp., Class A*	250,964		1,425,476
Total Financials			2,966,647
Health Care - 24.7%
3SBio, Inc., ADR*	174,887		2,180,841
Affymetrix, Inc.*	189,783		1,387,314
AngioDynamics, Inc.*	40,862		664,416
BioScrip, Inc.*	456,323		3,372,227
Bruker Corp.*	128,945		1,611,811
Eclipsys Corp.*	121,011		2,252,015
Endologix, Inc.*	126,762		457,611
ev3, Inc.*	129,797		1,888,546
Health Grades, Inc.*	116,834		625,062
HeartWare International, Inc.*	57,561		2,218,401
Illumina, Inc.*	40,699		1,478,188
Jazz Pharmaceuticals, Inc.*	158,060	[2]	1,545,827
Merge Healthcare, Inc.*	324,540		694,515
Neogen Corp.*	108,092		2,619,069
Obagi Medical Products, Inc.*	159,838		1,635,143

Essex Small/Micro Cap Growth Fund

February 28, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Health Care - 24.7% (continued)
Omnicell, Inc.*	36,926		$499,609
PAREXEL International Corp.*	131,144		2,642,552
RehabCare Group, Inc.*	106,869		2,975,233
Thoratec Corp.*	67,059		1,934,652
TomoTherapy, Inc.*	377,203		1,248,542
Transcend Services, Inc.*	150,308		2,932,509
Volcano Corp.*	129,769		2,671,944
Zoll Medical Corp.*	65,475		1,697,112
Total Health Care			41,233,139
Industrials - 12.6%
American Superconductor Corp.*	67,865		1,900,220
Applied Signal Technology, Inc.	98,073		1,811,408
Bucyrus International, Inc.	37,740		2,361,014
CIRCOR International, Inc.	56,332		1,741,222
DXP Enterprises, Inc.*	125,308		1,354,579
Fuelcell Energy, Inc.*	420,057		1,180,360
II-VI, Inc.*	33,547		940,658
JA Solar Holdings Co., Ltd., ADR*	315,022		1,562,509
Kaydon Corp.	48,759		1,584,668
Layne Christensen Co.*	59,847		1,650,580
LSI Industries, Inc.	222,833		1,365,966
Navigant Consulting, Inc.*	82,149		955,393
Power-One, Inc.*	437,912	[2]	1,659,687
PowerSecure International, Inc.*	111,733		831,294
Satcon Technology Corp.*	67,940		158,980
Total Industrials			21,058,538
Information Technology - 40.1%
Acme Packet, Inc.*	200,927		3,349,453
Acxiom Corp.	103,298		1,741,604
Amtech Systems, Inc.*	174,039		1,510,658
AsiaInfo Holdings, Inc.*	63,057		1,539,852
Blackboard, Inc.*	72,353		2,827,555
Ceragon Networks, Ltd.*	168,398		1,963,521
Ceva, Inc.*	146,652		1,714,362
China TransInfo Technology Corp.*	212,182	[2]	1,674,116
Cirrus Logic, Inc.*	247,323		1,765,886
ClickSoftware Technologies, Ltd.*	238,014		1,685,139
Comverge, Inc.*	139,773	[2]	1,355,798
Concur Technologies, Inc.*	50,037		1,968,456
CyberSource Corp.*	102,881		1,762,352
DG FastChannel, Inc.*	60,125		1,947,449
Entegris, Inc.*	431,701		1,934,020

Essex Small/Micro Cap Growth Fund

February 28, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Information Technology - 40.1% (continued)
GSI Commerce, Inc.*	103,905	$2,594,508
Ikanos Communications, Inc.*	431,756	1,092,343
InfoSpace, Inc.*	205,776	2,074,222
Interactive Intelligence, Inc.*	178,277	3,512,057
Intevac, Inc.*	138,189	1,958,138
Kopin Corp.*	392,016	1,489,661
Lecroy Corp.*	45,579	178,214
LivePerson, Inc.*	39,138	272,792
Local.com Corp.*	155,081	910,325
ModusLink Global Solutions, Inc.*	177,694	1,759,171
Nanometrics, Inc.*	138,690	1,313,394
NIC, Inc.	263,720	1,969,988
NICE Systems, Ltd., Sponsored ADR*	80,190	2,466,644
Online Resources Corp.*	121,226	444,899
Park Electrochemical Corp.	62,835	1,707,855
Perficient, Inc.*	180,720	2,005,992
PLATO Learning, Inc.*	218,282	873,128
Presstek, Inc.*	361,404	1,048,072
Radiant Systems, Inc.*	145,429	1,624,442
Renaissance Learning, Inc.	72,242	1,007,776
Scientific Learning Corp.*	161,513	826,947
SkillSoft PLC, ADR*	149,928	1,662,702
Sourcefire, Inc.*	84,651	1,977,447
Super Micro Computer, Inc.*	101,316	1,520,753
Xyratex, Ltd.*	134,271	1,773,720
Total Information Technology		66,805,411
Materials - 1.9%
General Steel Holdings, Inc.*	174,123	712,163
Headwaters, Inc.*	149,167	744,343
Zep, Inc.	75,285	1,663,046
Total Materials		3,119,552
Telecommunication Services - 0.5%
Neutral Tandem, Inc.*	52,288	842,883
Total Common Stocks (cost $141,964,818)		166,689,555
Short-Term Investments - 1.8%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.10%[3]	2,555,000	2,555,000
BNY Institutional Cash Reserves Fund, Series B* [3,4]	353,256	78,599
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	386,814	386,815
Total Short-Term Investments (cost $3,295,070)		3,020,414
Total Investments - 101.8% (cost $145,259,888)		169,709,969
Other Assets, less Liabilities - (1.8)%		(3,024,361)
Net Assets - 100.0%		$166,685,608

Essex Growth Fund

February 28, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Common Stocks - 99.9%
Consumer Discretionary - 7.0%
G-III Apparel Group, Ltd.*	2,520	$52,844
Harman International Industries, Inc.	1,769	76,315
Johnson Controls, Inc.	3,580	111,338
Kohl’s Corp.*	3,232	173,946
TJX Cos., Inc., The	4,469	186,045
Total Consumer Discretionary		600,488
Consumer Staples - 3.2%
Costco Wholesale Corp.	1,401	85,419
Green Mountain Coffee Roasters, Inc.*	1,039	87,681
TreeHouse Foods, Inc.*	2,417	104,004
Total Consumer Staples		277,104
Energy - 9.5%
Anadarko Petroleum Corp.	3,193	223,925
Core Laboratories, N.V.	805	99,844
Halliburton Co.	2,841	85,656
Occidental Petroleum Corp.	1,096	87,516
Range Resources Corp.	1,762	89,175
Southwestern Energy Co.*	2,576	109,609
Tenaris, S.A.	2,907	120,437
Total Energy		816,162
Financials - 6.1%
Ameriprise Financial, Inc.	3,266	130,738
E*Trade Group, Inc.*	40,200	64,722
Fifth Third Bancorp	6,287	76,764
Goldman Sachs Group, Inc.	792	123,829
JPMorgan Chase & Co.	1,051	44,111
Morgan Stanley Co.	2,985	84,117
Total Financials		524,281
Health Care - 13.6%
Baxter International, Inc.	1,518	86,420
Celgene Corp.*	2,875	171,120
Electro-Optical Sciences, Inc.*	14,285	139,422
Gilead Sciences, Inc.*	3,193	152,019
HMS Holdings Corp.*	1,425	65,607
Human Genome Sciences, Inc.*	5,469	153,952
Momenta Pharmaceutical, Inc.*	8,616	126,138
Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,626	97,576
Thoratec Corp.*	3,050	87,992
Vertex Pharmaceuticals, Inc.*	2,162	87,799
Total Health Care		1,168,045
Industrials - 11.2%
Aecom Technology Corp.*	4,866	131,868
American Superconductor Corp.*	5,452	152,656
BE Aerospace, Inc.*	3,796	98,316
Ener1, Inc.*	12,063	51,026

Essex Growth Fund

February 28, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares		Value
Industrials - 11.2% (continued)
FedEx Corp.	1,643		$139,261
Kaydon Corp.	2,396		77,870
MasTec, Inc.*	5,632		74,568
Parker Hannifin Corp.	1,471		88,716
Quanta Services, Inc.*	4,675		88,825
United Technologies Corp.	961		65,973
Total Industrials			969,079
Information Technology - 37.2%
Advanced Energy Industries, Inc.*	14,026		203,657
Aixtron AG, Sponsored ADR	2,682		78,556
Amphenol Corp., Class A	3,034		126,366
Apple, Inc.*	1,192		243,907
Arcsight, Inc.*	4,320		115,776
ASML Holding, N.V.	3,186		98,224
Avago Technologies, Ltd.*	4,919		89,280
Cisco Systems, Inc.*	8,869		215,783
CommScope, Inc.*	3,400		86,666
Cypress Semiconductor Corp.*	9,253		109,554
Dolby Laboratories, Inc., Class A*	1,859		99,029
DragonWave, Inc.*	33,418	[2]	409,370
FEI Co.*	3,482		74,097
Google, Inc., Class A*	555		292,374
GSE Systems, Inc.*	8,326		47,625
Microsoft Corp.	6,215		178,122
ON Semiconductor Corp.*	24,785		197,289
Paychex, Inc.	2,623		78,533
QUALCOMM, Inc.	2,417		88,680
Rubicon Technology, Inc.*	5,216	[2]	81,891
Salesforce.com, Inc.*	1,250		84,938
Sourcefire, Inc.*	3,899		91,081
Telvent GIT, S.A.	4,121		116,418
Total Information Technology			3,207,216
Materials - 9.8%
Allegheny Technologies, Inc.	1,974		86,185
Freeport McMoRan Copper & Gold, Inc., Class B	1,511		113,567
Goldcorp, Inc.	3,456		130,567
Mosaic Co., The,	2,828		165,127
Potash Corp. of Saskatchewan, Inc.	1,470		162,376
U.S. Steel Corp.	1,603		84,863
Walter Industries, Inc.	1,244		97,741
Total Materials			840,426
Telecommunication Services - 2.3%
NII Holdings, Inc., Class B*	5,311		198,738
Total Common Stocks (cost $7,181,798)			8,601,539

Essex Growth Fund

February 28, 2010

Schedule of Portfolio Investments (unaudited)

Security Description	Shares	Value
Short-Term Investments - 5.9%[1]
BNY Institutional Cash Reserves Fund, Series A, 0.10%[3]	478,000	$478,000
BNY Institutional Cash Reserves Fund, Series B* [3,4]	34,551	7,688
Dreyfus Cash Management Fund, Institutional Class Shares, 0.08%	25,325	25,325
Total Short-Term Investments (cost $537,876)		511,013
Total Investments - 105.8% (cost $7,719,674)		9,112,552
Other Assets, less Liabilities - (5.8)%		(497,269)
Net Assets - 100.0%		$8,615,283

Notes to Schedule of Portfolio Investments (unaudited)

The following footnotes and abbreviations are to be read in conjunction with the Schedules of Portfolio Investments previously presented in this report.

At February 28, 2010, the cost of securities for Federal income tax purposes and the gross aggregate unrealized appreciation and/or depreciation based on tax cost were approximately as follows:

Fund	Cost	Appreciation	Depreciation	Net
Essex Growth Fund	$7,772,804	$1,551,435	($211,687)	$1,339,748
Essex Small/Micro Cap Growth Fund	150,635,930	34,785,980	(15,711,941)	19,074,039

*	Non-income-producing security.
[1]	Yield shown for an investment company represents its February 28, 2010, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
[2]	Some or all of these shares were out on loan to various brokers as of February 28, 2010, amounting to:

Fund	Market Value	% of Net Assets
Essex Growth Fund	$244,029	2.8%
Essex Small/Micro Cap Growth Fund	2,807,988	1.7%

[3]	Collateral received from brokers for securities lending was invested in this short-term investment.
[4]

On September 12, 2008, The Bank of New York Mellon established a separate sleeve of the BNY Institutional Cash Reserves Fund (Series B) to hold certain Lehman Brothers floating rate notes. The Fund’s position in Series B is being marked to market daily.

Fair Value Measurements

Generally Accepted Accounting Principles (GAAP) define fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. GAAP also establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk)

Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. The following table summarizes the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of February 28, 2010:

	Level 1	Level 2	Level 3	Total
Essex Growth Fund
Investments in Securities
Common Stocks[1]	$8,601,539	—	—	$8,601,539
Short-Term Investments	503,325	$7,688	—	511,013

Total Investments in Securities	$9,104,864	$7,688	—	$9,112,552

	Level 1	Level 2	Level 3	Total
Essex Small/Micro Cap Growth Fund
Investments in Securities
Common Stocks[1]	$166,689,555	—	—	$166,689,555
Short-Term Investments	2,941,815	$78,599	—	3,020,414

Total Investments in Securities	$169,631,370	$78,599	—	$169,709,969

[1]	All common stocks held in the Fund are Level 1 securities. For a detailed break-out of the common stocks by major industry classification, please refer to the Schedule of Portfolio Investments.

Investments Definitions and Abbreviations:

ADR:	ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR security is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MANAGERS AMG FUNDS

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: April 16, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JOHN H. STREUR
John H. Streur, President

Date: April 16, 2010

By:	/s/ DONALD S. RUMERY
Donald S. Rumery, Chief Financial Officer

Date: April 16, 2010